INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of effective tax rate reconciliation
In Thousands of US Dollars
Description	2025	2024	2023
Net loss for the year, before income taxes	$(4,275)	$(4,492)	$(8,844)
Net loss attributable to the Bahamas	(3,891)	(4,065)	(7,379)
Net loss attributable the United States	(384)	(427)	(566)
Domestic tax rate applicable to the Corporation	21%	21%	21%
Income taxes at domestic tax statutory rate	(81)	(90)	(119)
Change in valuation allowance	81	90	119
Deferred tax provision (recovery)	$-	$-	$-

Schedule of deferred tax assets
In Thousands of US Dollars
Description	2025	2024	2023
Tax loss carry forward	$2,795	$2,411	$1,984
Patents capitalized and amortized for tax purposes	-	-	-
Unrecognized deferred tax assets	$2,795	$2,411	$1,984